Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 0	$ 0	$ 0
Expenses
Professional fees	101,068	196,497	124,512
Administration and general	99,916	148,400	86,958
Stock based compensation	0	78,257	34,997
Consulting fees	4,000	11,487	50,500
Lawsuit settlement	0	0	111,640
Total expenses	204,984	434,641	408,607
Other income (expense)	(204,984)	(434,641)	(408,607)
Interest expense	(24,000)	(7,276)	0
Forgiveness of debt	0	0	182,653
Net loss	$ (228,984)	$ (441,917)	$ (225,954)
Loss per common share - Basic and diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding	132,203,153	107,322,737	87,817,209